Recent Accounting Standards Update (ASU) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncement, Early Adoption [Line Items]
Federal statutory income tax rate	34.00%	34.00%	34.00%
Reclassification from other comprehensive loss to retained earnings	$ 156,000
Equity Securities [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Unrealized gains on equity securities	$ 197,000	$ 713,000
Scenario, Plan [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Federal statutory income tax rate	21.00%
Retained Earnings [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
AOCI deferred tax adjustment due to tax reform	$ 588,000
Accumulated Other Comprehensive Loss [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
AOCI deferred tax adjustment due to tax reform	$ (588,000)